DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations

	At June 30,	At December 31,
(in millions of Euros)	2023	2022
Assets of disposal group classified as held for sale
Cash and cash equivalents	2	1
Trade receivables and other	20	6
Inventories	9	5
Property, plant and equipment	14	—
Deferred tax assets	—	2
Total assets of disposal group classified as held for sale	45	14
Liabilities of disposal group classified as held for sale
Trade payables and other	9	8
Pensions and other post-employment benefit obligations	4	2
Total liabilities of disposal group classified as held for sale	13	10